Investments in Securities	12 Months Ended
Mar. 31, 2011
Investments in Securities
Investments in Securities
(5)	Investments in Securities

The Company classifies its existing marketable equity securities other than investments in associated companies and all debt securities as available-for-sale.

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of available-for-sale securities included in short-term investments, and other investments and advances at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	250,400	313,813	67,755	4,342
Corporate and government bonds	2,142	2,201	59	—
Other debt securities	544	546	8	6

	253,086	316,560	67,822	4,348

	Yen (millions)
	2010
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	275,579	379,358	104,666	887
Corporate and government bonds	3,894	3,961	75	8
Other debt securities	568	585	22	5

	280,041	383,904	104,763	900

The cost, fair value, gross unrealized holding gains and gross unrealized holding losses of held-to-maturity securities included in other investments and advances are 1,954 million yen, 1,887 million yen, 16 million yen and 83 million yen at March 31, 2010, respectively.

Maturities of investments in available-for-sale securities at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011		2010
	Cost	Fair value	Cost	Fair value
Due after one year through five years	2,686	2,747	4,462	4,546
Equity securities	250,400	313,813	275,579	379,358

	253,086	316,560	280,041	383,904

The Company was in possession of held-to-maturity securities due over 10 years at March 31, 2010. The cost and fair value of the related investments were 1,954 million yen and 1,887 million yen, respectively as of March 31, 2010.

Proceeds from sale of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were 22,102 million yen, 18,275 million yen and 73,782 million yen, respectively. The gross realized gains on sale of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were 5,474 million yen, 3,756 million yen and 797 million yen, respectively. The gross realized losses on sale of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were 965 million yen, 88 million yen and 11 million yen, respectively. The cost of securities sold in computing gross realized gains and losses is determined by the average cost method.

During the years ended March 31, 2011, 2010 and 2009, the Company incurred a write-down of 19,154 million yen, 2,965 million yen and 73,861 million yen, respectively, for other-than-temporary impairment of available-for-sale securities, mainly reflecting the aggravated market condition of certain industries in Japan. The write-down is included in other deductions in the consolidated statements of operations.

Gross unrealized holding losses on investments in available-for-sale securities and the fair value of the related investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2010 are as follows:

	Yen (millions)
	2011
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	48,891	4,342	—	—	48,891	4,342
Other debt securities	35	6	—	—	35	6

	48,926	4,348	—	—	48,926	4,348

	Yen (millions)
	2010
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	6,222	887	—	—	6,222	887
Corporate and government bonds	1,194	8	—	—	1,194	8
Other debt securities	40	5	—	—	40	5

	7,456	900	—	—	7,456	900

The gross unrealized loss position has been continuing for a relatively short period of time. Based on this and other relevant factors, management has determined that these investments are not considered other-than-temporarily impaired. The Company did not have investment securities that had been in a continuous loss position for twelve months or more at March 31, 2011 and 2010.

At March 31, 2010, gross unrealized holding losses on investments in held-to-maturity securities and the fair value of the related investments are 83 million yen and 1,281 million yen, respectively.

The carrying amounts of the Company's cost method investments totaled 27,914 million yen and 22,039 million yen at March 31, 2011 and 2010, respectively. For substantially all such investments, the Company estimated that the fair value exceeded the carrying amounts of investments (that is, the investments were not impaired). For the years ended March 31, 2011, 2010 and 2009, certain investments were considered other-than-temporarily impaired, resulting in a write-down of 67 million yen, 374 million yen and 34 million yen, respectively.

At March 31, 2011 and 2010, equity securities with a book value of 14,047 million yen and 15,753 million yen were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.